Investment Strategy - iShares Nasdaq 100 ETF	Jul. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Nasdaq-100 Index (the “Underlying Index”), which measures the performance of securities of the 100 largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on a company's full market capitalization, which accounts for both listed and unlisted shares, as determined by Nasdaq, Inc. (the “Index Provider” or “Nasdaq”). Security types generally eligible for inclusion in the index are common stocks and tracking stocks as well as American Depositary Receipts (“ADRs”) including New York Registry Shares that represent securities of non-U.S. issuers. Companies organized as real estate investment trusts (“REITs”), special purpose acquisition companies, and “when-issued” securities are not eligible for inclusion in the index. To be eligible for inclusion, a security must meet additional criteria as determined by Nasdaq. Further, certain additional companies are added to the Underlying Index on an accelerated basis after an initial public offering (“IPO”) or switching to an eligible listing exchange when they meet certain criteria established by the Index Provider.
The securities in the Underlying Index are weighted based on a modified market capitalization determination. The Underlying Index is reconstituted on an annual basis in December and rebalanced quarterly in March, June, and September. At the annual reconstitution, if the weight of any company exceeds 24%, company weights are adjusted so that no company's weight exceeds 20%. After such adjustment, if any security's weight exceeds 15%, security weights are adjusted so that no security's weight exceeds 14%. The company-level capping is also applied at each quarterly rebalance. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition.
As of June 29, 2026, the Underlying Index included 102 components, and a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of Nasdaq, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.